ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 16,093	$ 15,837
Accrued expenses	6,140	6,064
Advances from customers	666	356
Taxes payable	6,279	4,923
Warranty provision	1,553	1,443
Derivatives	674	921
Sales return provision	462
Other	6	456
Accrued expenses and other liabilities	$ 31,873	$ 30,000